UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	575 South Charles St., Suite 401
		Baltimore, Md 21201

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland August 1, 2012

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	44

Form 13F Information Table Value Total:	90434

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Telkonet Convertible Pfd A                                     248      120 SH       SOLE                      120
AT&T Inc.                      COM              00206R102      275     7721 SH       SOLE                     7721
Alcoa, Inc.                    COM              013817101     1807   206500 SH       SOLE                   206500
American Express Co.           COM              025816109     3156    54225 SH       SOLE                    54225
Apple Inc.                     COM              037833100     6137    10509 SH       SOLE                    10509
Bank of America Corp           COM              060505104      959   117223 SH       SOLE                   117223
Bristol-Myers Squibb Co.       COM              110122108     2701    75143 SH       SOLE                    75143
Capital One Financial Corp.    COM              14040H105      363     6650 SH       SOLE                     6650
Caterpillar Inc                COM              149123101      280     3300 SH       SOLE                     3300
Cisco Systems Inc.             COM              17275R102     1948   113425 SH       SOLE                   113425
Citigroup, Inc.                COM              172967424      827    30180 SH       SOLE                    30180
Corning Inc.                   COM              219350105     1357   104950 SH       SOLE                   104950
Costco Wholesale Corp          COM              22160K105     3885    40900 SH       SOLE                    40900
Discover Financial Services    COM              254709108     3430    99200 SH       SOLE                    99200
DuPont de Nemours & Co.        COM              263534109     2277    45035 SH       SOLE                    45035
EMC Corporation                COM              268648102     3360   131110 SH       SOLE                   131110
Energy Transfer Partners LP    COM              29273R109     2077    47000 SH       SOLE                    47000
Exxon Mobil Corporation        COM              30231G102     3360    39269 SH       SOLE                    39269
General Electric Co            COM              369604103     2519   120877 SH       SOLE                   120877
Hartford Financial Services    COM              416515104     1938   109944 SH       SOLE                   109944
Honeywell Intl Inc             COM              438516106     3085    55249 SH       SOLE                    55249
IBM Corp                       COM              459200101     3744    19143 SH       SOLE                    19143
Intel Corporation              COM              458140100     3538   132755 SH       SOLE                   132755
International Paper Co.        COM              460146103     1989    68800 SH       SOLE                    68800
JPMorgan Chase & Co            COM              46625H100     2259    63219 SH       SOLE                    63219
Johnson Controls, Inc.         COM              478366107     1465    52875 SH       SOLE                    52875
Legg Mason Inc.                COM              524901105     1926    73025 SH       SOLE                    73025
Micron Technology Inc          COM              595112103      659   104400 SH       SOLE                   104400
Microsoft Corporation          COM              594918104     2826    92380 SH       SOLE                    92380
Nokia Corporation              COM              654902204       21    10025 SH       SOLE                    10025
Pfizer Inc.                    COM              717081103     2630   114347 SH       SOLE                   114347
Philip Morris Intl             COM              718172109      231     2650 SH       SOLE                     2650
Telkonet, Inc.                 COM              879604106      321  2141500 SH       SOLE                  2141500
Teva Pharmaceutical            COM              881624209     1836    46561 SH       SOLE                    46561
Texas Instruments, Inc.        COM              882508104     2279    79450 SH       SOLE                    79450
Titan International Inc.       COM              88830M102     1623    66150 SH       SOLE                    66150
Tractor Supply Co.             COM              892356106     3356    40410 SH       SOLE                    40410
Verizon Communications, Inc.   COM              92343V104     3628    81639 SH       SOLE                    81639
Wells Fargo & Co               COM              949746101     2376    71064 SH       SOLE                    71064
Williams-Sonoma Inc.           COM              969904101      189     5400 SH       SOLE                     5400
Windstream Corporation         COM              97381W104      187    19400 SH       SOLE                    19400
Wyndham Worldwide Corp         COM              98310W108     3794    71930 SH       SOLE                    71930
eBay Inc.                      COM              278642103     3564    84826 SH       SOLE                    84826
Storage Computer Corp.                          86211A101        0    84275 SH       SOLE                    84275